UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

       /s/ William Wang               New York, NY               May 11, 2012
      -----------------               ------------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           15
                                         -----------

Form 13F Information Table Value Total:  $   193,846
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
EXPRESS SCRIPTS INC COM STK      COM              302182100      32,634     602,330 SH       SOLE                602,330
EXPRESS SCRIPTS INC COM STK      COM              302182100      25,178     464,700 SH  CALL SOLE                464,700
GOODRICH CORP                    COM              382388106      27,620     220,186 SH       SOLE                220,186
HERTZ GLOBAL HOLDING             COM              42805T105       7,091     471,505 SH       SOLE                471,505
ILLUMINA INC COM STK             COM              452327109       3,325      63,200 SH  CALL SOLE                 63,200
ISTA PHARMACEUTICALS INC COM     COM              45031X204       5,072     562,910 SH       SOLE                562,910
JPMORGAN CHASE & CO              *W EXP 10/28/201 46634E114       1,881     140,567 SH       SOLE                140,567
KINDER MORGAN HOLDCO LLC         COM              49456B101         417      10,800 SH       SOLE                 10,800
MEDCO HEALTH SOLUTIONS INC CO    COM              58405U102      30,742     437,305 SH       SOLE                437,305
MEDCO HEALTH SOLUTIONS INC CO    COM              58405U102      17,968     255,600 SH  CALL SOLE                255,600
MOTOROLA MOBILITY HLDGS INC      COM              620097105      31,215     795,487 SH       SOLE                795,487
PNC FINL SVCS GROUP INC          *W EXP 12/31/201 693475121       1,443     117,900 SH       SOLE                117,900
PRESTIGE BRAND HOLDINGS INC      COM              74112D101       7,649     437,600 SH       SOLE                437,600
PROMOTORA DE INFORMACIONES S     ADR CL B CONV    74343G303          89      20,517 SH       SOLE                 20,517
W.P. CAREY & CO LLC COM STK      COM              92930Y107       1,522      32,720 SH       SOLE                 32,720